S000094758 [Member] Investment Objectives and Goals - First Sentier American Listed Infrastructure Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Sentier American Listed Infrastructure Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Sentier American Listed Infrastructure Fund (the “American Listed Fund” or “Fund”) seeks to achieve growth of capital and inflation protected income.